Note 9 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Allowance for Loan Losses	$ 3,033,920	$ 2,925,328
Other Real Estate	688,162	537,914
Deferred Compensation	280,704	308,128
Investments	340,000	340,000
Goodwill	167,666	212,190
Other	379,304	418,165
	4,889,756	4,741,725
Deferred Tax Liabilities
Premises and Equipment	(1,553,460)	(1,183,309)
Other	(4,185)	(4,185)
	(1,557,645)	(1,187,494)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	2,587,163	2,284,362
Net Deferred Tax Assets	$ 5,919,274	$ 5,838,593